Condensed Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2021		$ 13,202,408		$ 22,437,754	$ 43,506,717	$ (55,537,515)	$ (2,019)	$ (6,101,223)	$ 17,506,122
Balance (in Shares) at Dec. 31, 2021	[1]	1,320,241		2,243,776
Issuance of shares to non-controlling interest					52,024			(52,024)
Net loss						(1,885,252)		(844,536)	(2,729,788)
Share-based compensation					683,330				683,330
Exercise of share options		$ 63,095			94,871				$ 157,966
Exercise of share options (in Shares)		6,310	[1]						6,310	[2]
Exchange difference on translation of foreign operations							31,346		$ 31,346
Balance at Jun. 30, 2022		$ 13,265,503		$ 22,437,754	44,336,942	(57,422,767)	29,327	(6,997,783)	15,648,976
Balance (in Shares) at Jun. 30, 2022	[1]	1,326,551		2,243,776
Balance at Dec. 31, 2022		$ 13,269,528		$ 22,437,754	45,308,080	(65,337,075)	33,807	(7,878,789)	7,833,305
Balance (in Shares) at Dec. 31, 2022	[1]	1,326,953		2,243,776
Adjustment for change of par value		$ (13,269,514)		$ (22,437,732)	35,707,246
Issuance of shares to non-controlling interest					67,766			(67,766)
Net loss						(5,487,104)		(1,117,685)	(6,604,789)
Share-based compensation					711,918				711,918
Issuance of shares in exchange of share options and settlement of liabilities		$ 1			3,078,195				3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	[1]	70,430
Issuance of shares for share-based compensation		$ 1			176,263				176,264
Issuance of shares for share-based compensation (in Shares)	[1]	65,770
Issuance of shares		$ 2			1,575,560				1,575,562
Issuance of shares (in Shares)	[1]	215,959
Exercise of share options					16,506				$ 16,506
Exercise of share options (in Shares)		791	[1]						791	[2]
Exercise of convertible notes		$ 13			5,999,987				$ 6,000,000
Exercise of convertible notes (in Shares)	[1]	1,250,000
Rounding up for reverse stock split
Rounding up for reverse stock split (in Shares)	[1]	8,018
Exchange difference on translation of foreign operations							(7,485)		(7,485)
Balance at Jun. 30, 2023		$ 31		$ 22	$ 92,641,521	$ (70,824,179)	$ 26,322	$ (9,064,240)	$ 12,779,477
Balance (in Shares) at Jun. 30, 2023	[1]	2,937,921		2,243,776

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.
[2]	All share options number for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.